Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Components of the Income Tax Provision
The components of the income tax provision are as follows:

Provision for income taxes	Year ended Dec. 31,
(in millions)	2023	2022	2021
Current tax expense:
Federal	$588	$190	$160
Foreign	443	404	353
State and local	192	19	107
Total current tax expense	1,223	613	620
Deferred tax expense (benefit):
Federal	(379)	104	208
Foreign	31	(5)	22
State and local	(75)	56	27
Total deferred tax expense (benefit)	(423)	155	257
Provision for income taxes	$800	$768	$877

Components of Income Before Taxes
The components of income before taxes are as follows:

Income before taxes	Year ended Dec. 31,
(in millions)	2023	2022	2021
Domestic	$2,001	$1,697	$2,965
Foreign	2,087	1,631	1,683
Income before taxes	$4,088	$3,328	$4,648

Components of Net Deferred Tax Liability
The components of our net deferred tax liability are as follows:

Net deferred tax liability	Dec. 31,
(in millions)	2023	2022
Depreciation and amortization	$1,811	$2,063
Pension obligation	388	374
Other liabilities	149	145
Renewable energy investment	156	205
Equity investments	56	57
Securities valuation	(29)	(31)
Leasing	(41)	(25)
Other assets	(55)	(31)
Credit losses on loans	(106)	(70)
Reserves not deducted for tax	(314)	(154)
Tax credit carryforward	—	(224)
Employee benefits	(252)	(253)
U.S. foreign tax credits	(96)	(100)
Valuation allowance	130	100
Net deferred tax liability	$1,797	$2,056

Tax Rate Reconciliations
The statutory federal income tax rate is reconciled to our effective income tax rate below:

Effective tax rate	Year ended Dec. 31,
	2023	2022	2021
Federal rate	21.0%	21.0%	21.0%
State and local income taxes, net of federal income tax benefit	2.3	1.8	2.3
Foreign operations	1.1	2.1	0.8
Tax credits	(5.6)	(6.1)	(4.6)
Tax-exempt income	(0.7)	(1.0)	(1.0)
Federal Deposit Insurance Corporation (“FDIC”) assessment	0.5	0.4	0.3
Stock compensation	(0.2)	(0.6)	(0.1)
Goodwill impairment	—	3.9	—
Divestiture of stock in subsidiary	0.7	1.0	—
Other – net	0.5	0.6	0.2
Effective tax rate	19.6%	23.1%	18.9%

Unrecognized Tax Benefits

Unrecognized tax positions
(in millions)	2023	2022	2021
Beginning balance at Jan. 1, – gross	$106	$138	$119
Prior period tax positions:
Increases	—	—	18
Decreases	(5)	(11)	(3)
Current period tax positions	8	8	9
Settlements	—	(16)	(5)
Statute expiration	—	(13)	—
Ending balance at Dec. 31, – gross	$109	$106	$138